Summary of Quarterly Results of Operations and Per Share Amounts (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Total interest income	$ 8,411,000	$ 8,648,000	$ 7,609,000	$ 6,650,000	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 31,318,033	$ 26,330,929
Total interest expense	645,000	690,000	823,000	759,000	827,000	1,028,000	1,101,000	1,181,000	2,917,258	4,136,616
Net interest income	7,766,000	7,958,000	6,786,000	5,891,000	5,770,000	5,431,000	5,508,000	5,485,000	28,400,775	22,194,313
Provision for loan losses	59,000	360,000	349,000	311,000	484,000	371,000	221,000	152,000	1,075,983	1,228,016
Net interest income after provision for loan losses	7,707,000	7,598,000	6,437,000	5,580,000	5,286,000	5,060,000	5,287,000	5,333,000	27,324,792	20,966,297
Total non-interest income	1,671,000	1,592,000	1,890,000	1,930,000	1,821,000	1,518,000	1,510,000	1,475,000	7,083,297	6,323,752
Total non-interest expense	7,308,000	7,630,000	7,245,000	5,979,000	5,791,000	5,437,000	5,414,000	5,522,000	28,165,001	22,163,903
Income tax expense	572,000	456,000	270,000	306,000	148,000	269,000	346,000	315,000	1,603,593	1,077,379
Net income	1,498,000	1,104,000	812,000	1,225,000	1,168,000	872,000	1,037,000	971,000	4,639,495	4,048,767
Preferred dividends and stock accretion	106,000	106,000	106,000	106,000	106,000	106,000	106,000	106,000
Net income applicable to common Stockholders	$ 1,392,000	$ 998,000	$ 706,000	$ 1,119,000	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 4,215,067	$ 3,624,339
Per common share:
Net income, basic	$ 0.27	$ 0.20	$ 0.18	$ 0.36	$ 0.34	$ 0.25	$ 0.30	$ 0.28	$ 1.07	$ 1.31
Net income, diluted	$ 0.27	$ 0.19	$ 0.18	$ 0.35	$ 0.34	$ 0.24	$ 0.30	$ 0.28	$ 1.06	$ 1.29
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15